Schedule I - Condensed Financial Information of Parent Condensed Financial Information of Parent Company - Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	$ 450	$ 584	$ 551	$ 1,180	$ 1,765	$ 746	$ 1,232
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net gain from securities transactions			(765)	(1,171)	(1,927)	(814)	(1,406)
Depreciation and amortization			253	220	446	463	440
Other, net			47	(35)	(28)	(65)	(162)
Increase (Decrease) in Other Operating Assets and Liabilities, Net			160	264
Net cash provided by operating activities			1,407	1,380	1,995	39	365
Capital expenditures			(429)	(218)	(481)	(422)	(230)
Payments to Acquire Investments			210	0	0	0	38
Proceeds from sale of investments			170	0	154	4	65
Other, net			17	7	5	(9)	(50)
Net cash used in investing activities			(1,743)	(246)	(614)	(311)	(253)
Distribution Made to Member or Limited Partner, Cash Distributions Paid			20	31	48	85	77
Partnership contributions			510	0	0	6	0
Proceeds from other borrowings			163	604	607	107	352
Repayments of Debt and Capital Lease Obligations			63	253	675	1,389	192
Net cash provided by (used in) financing activities			1,267	(1,517)	(2,046)	985	(792)
Net increase (decrease) in cash and cash equivalents			931	(358)	(687)	707	(661)
Cash and cash equivalents	3,209	2,607	3,209	2,607	2,278	2,963	2,256	2,917
Parent Company [Member]
Net income					751	202	260
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity earnings from non-consolidated affiliates					(976)	(445)	(371)
Net gain from securities transactions					(7)	(2)	(3)
Depreciation and amortization					2	5	5
Loss on extinguishment of debt					0	39	0
Other, net					0	26	9
Increase (Decrease) in Other Operating Assets and Liabilities, Net					(10)	29	11
Net cash provided by operating activities					(240)	(146)	(89)
Payments to Acquire Equity Method Investments					109	(855)	(207)
Capital expenditures					0	0	(1)
Payments to Acquire Investments					0	0	0
Proceeds from sale of investments					0	65	172
Other, net					2	2	1
Net cash used in investing activities					111	(788)	(35)
Distribution Made to Member or Limited Partner, Cash Distributions Paid					(48)	(85)	(77)
Partnership contributions					0	3	0
Proceeds from other borrowings					0	2,487	0
Repayments of Debt and Capital Lease Obligations					(3)	(1,349)	(8)
Net cash provided by (used in) financing activities					(51)	1,056	(85)
Net increase (decrease) in cash and cash equivalents					(180)	122	(209)
Cash and cash equivalents					$ 24	$ 204	$ 82	$ 291